UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2006
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E. Peter Freer
           --------------------------------------------------
Title:     COO/CFO
           --------------------------------------------------
Phone:     212-351-1970
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ E. Peter Freer               New York, New York         2/14/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        22
                                               -------------

Form 13F Information Table Value Total:       $278,752
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                          FORM 13F INFORMATION TABLE



      NAME OF         TITLE OF  CUSIP      VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER   VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ACHILLION              COMMON    00448Q201     4833   300000   SH      SOLE          300000    0        0
PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
AFFYMAX INC            COMMON    00826A109     9678   284300   SH      SOLE          284300    0        0
-----------------------------------------------------------------------------------------------------------
AMERICAN MED SYS       COMMON    02744M108    12871   695000   SH      SOLE          695000    0        0
 HLDGS INC
-----------------------------------------------------------------------------------------------------------
AMYLIN                 COMMON    032346108    17253   478314   SH      SOLE          478314    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ASSISTED LIVING        COMMON    04544X102    21621  2186125   SH      SOLE         2186125    0        0
 CONCEPTS INC
-----------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC    COMMON    075811109     9532   159400   SH      SOLE          159400    0        0
-----------------------------------------------------------------------------------------------------------
BIOMET INC             COMMON    090613100     8221   199200   SH      SOLE          199200    0        0
-----------------------------------------------------------------------------------------------------------
COMMUNITY HEALTH SYS   COMMON    203668108     8217   225000   SH      SOLE          225000    0        0
 INC
-----------------------------------------------------------------------------------------------------------
CUBIST                 COMMON    229678107    12863   710298   SH      SOLE          710298    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP           COMMON    23126R101    10777  2342744   SH      SOLE         2342744    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                   COMMON    266898105    11969  2783400   SH      SOLE         2783400    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC    COMMON    375558103     5615    86477   SH      SOLE           86477    0        0
-----------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP       COMMON    421924309    28764  1269932   SH      SOLE         1269932    0        0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC           COMMON    452327109      339     8618   SH      SOLE            8618    0        0
-----------------------------------------------------------------------------------------------------------
INTERMUNE INC          COMMON    45884X103    30448   990175   SH      SOLE          990175    0        0
-----------------------------------------------------------------------------------------------------------
SUN HEALTHCARE         COMMON    866933401    11604   918800   SH      SOLE          918800    0        0
 GROUP INC
-----------------------------------------------------------------------------------------------------------
THIRD WAVE             COMMON    88428W108     1465   304603   SH      SOLE          304603    0        0
 TECHNOLOGIES INC
-----------------------------------------------------------------------------------------------------------
UNIVERSAL HLTH SVCS    COMMON    913903100     4107    74100   SH      SOLE           74100    0        0
 INC
-----------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC     COMMON    92220P105    17087   359200   SH      SOLE          359200    0        0
-----------------------------------------------------------------------------------------------------------
VENTAS INC             COMMON    92276F100    13022   307700   SH      SOLE          307700    0        0
-----------------------------------------------------------------------------------------------------------
VERTEX                 COMMON    92532F100     9802   261950   SH      SOLE          261950    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC       COMMON    98985T109    28664  1840975   SH      SOLE         1840975    0        0
-----------------------------------------------------------------------------------------------------------
